EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per Share [abstract]
Schedule of Earnings per Share

	Years ended December 31,
	2022	2021
Basic:
Net (loss) income attributable to Fortuna shareholders	$(128,132)	$57,877
Weighted average number of shares (000's)	291,281	237,998
(Loss) earnings per share - basic	$(0.44)	$0.24

	Years ended December 31,
	2022	2021
Diluted:
Net (loss) income attributable to Fortuna shareholders	$(128,132)	$57,877
Add: finance costs on convertible debt, net of $nil tax	-	3,779
Diluted net (loss) income for the period	$(128,132)	$61,656

Weighted average number of shares (000's)	291,281	237,998
Incremental shares from dilutive potential shares	-	11,445
Weighted average diluted number of shares (000's)	291,281	249,443
(Loss) earnings per share - diluted	$(0.44)	$0.23